Income tax - Movements in deferred tax assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Movements
Balance as at beginning of year	$ 2,048	$ 1,180
Impact on adoption of new accounting standards	948	300
Restated opening balance	2,996	1,480
Recognised in the income statements	758	472
Recognised in other comprehensive income	13	117
Set-off of deferred tax assets and deferred tax liabilities	(703)	(21)
Balance as at beginning of year	3,064	2,048
Parent Entity
Movements
Balance as at beginning of year	1,925	1,102
Impact on adoption of new accounting standards	872	258
Restated opening balance	2,797	1,360
Recognised in the income statements	507	476
Recognised in other comprehensive income	9	109
Set-off of deferred tax assets and deferred tax liabilities	(816)	(20)
Balance as at beginning of year	$ 2,497	$ 1,925